Background and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Background and Basis of Presentation
Background and Basis of Presentation

Note 1

Background and Basis of Presentation

Background

The principal business of AbbVie Inc. (AbbVie or the company) is the discovery, development, manufacture and sale of a broad line of proprietary pharmaceutical products.  Substantially all of AbbVie’s U.S. sales are to three wholesalers.  Outside the United States, products are sold primarily to health care providers or through distributors, depending on the market served.

On January 1, 2013, AbbVie became an independent publicly-traded company as a result of the distribution by Abbott Laboratories (Abbott) of 100 percent of the outstanding common stock of AbbVie to Abbott’s shareholders (the separation).  AbbVie was incorporated in Delaware on April 10, 2012.  Abbott’s Board of Directors approved the distribution of its shares of AbbVie on November 28, 2012.  AbbVie’s Registration Statement on Form 10 was declared effective by the U.S. Securities and Exchange Commission (SEC) on December 7, 2012.  On January 1, 2013, Abbott’s shareholders of record as of the close of business on December 12, 2012 received one share of AbbVie common stock for every one share of Abbott common stock held as of the record date.  AbbVie’s common stock began trading “regular-way” under the ticker symbol “ABBV” on the New York Stock Exchange on January 2, 2013.

During the first quarter of 2013, certain separation-related adjustments were recorded in stockholders’ equity, principally due to the transfer of certain pension plan liabilities and assets from Abbott to AbbVie upon the legal split of those plans.  Refer to Note 10 for further information.  In addition, separation-related adjustments to additional paid-in capital reflected dividends to AbbVie shareholders that were declared from pre-separation earnings.  In addition, because the historical financial statements were derived from Abbott’s records, included in the separation-related adjustments were adjustments to foreign currency translation adjustments to reflect the appropriate opening balances related to AbbVie’s legal entities at the separation date.  Additional separation-related adjustments to stockholders’ equity could be recorded in the future as the split of the pension plans and the separation are finalized.

In connection with the separation, AbbVie and Abbott entered into transition services agreements covering certain corporate support and back office services that AbbVie has historically received from Abbott.  Such services include information technology, accounts payable, payroll, receivables collection, treasury and other financial functions, as well as order entry, warehousing, engineering support, quality assurance support and other administrative services.  These agreements facilitate the separation by allowing AbbVie to operate independently prior to establishing stand-alone back office systems across its organization.  Transition services may be provided for up to 24 months, with an option for a one-year extension.

During the first quarter of 2013, AbbVie incurred $34 million of separation-related expenses, including legal, information technology and regulatory fees, which were principally classified in selling, general and administrative expenses (SG&A).

Basis of Presentation

The unaudited interim condensed consolidated financial statements of AbbVie have been prepared pursuant to the rules and regulations of the SEC.  Accordingly, certain information and footnote disclosures normally included in annual financial statements prepared in accordance with generally accepted accounting principles (GAAP) in the United States have been omitted.  These unaudited interim consolidated financial statements should be read in conjunction with the company’s audited combined financial statements and notes included in the company’s Annual Report on Form 10-K for the year ended December 31, 2012.

It is management’s opinion that these financial statements include all normal and recurring adjustments necessary for a fair presentation of the company’s financial position and operating results.  Net sales and net earnings for any interim period are not necessarily indicative of future or annual results.

For a certain portion of AbbVie’s operations, the legal transfer of AbbVie’s assets (net of liabilities) did not occur with the separation of AbbVie on January 1, 2013 due to the time required to transfer marketing authorizations and other regulatory requirements in each of these countries.  Under the terms of the separation agreement with Abbott, AbbVie is responsible for the business activities conducted by Abbott on its behalf, and is subject to the risks and entitled to the benefits generated by these operations and assets.  As a result, the related assets and liabilities and results of operations have been reported in AbbVie’s condensed consolidated financial statements as of and for the quarter ended March 31, 2013.  Net sales related to these operations totaled approximately $200 million in the first quarter of 2013.  At March 31, 2013, the assets and liabilities consisted primarily of inventories of $108 million, trade accounts receivable of $165 million, other assets of $110 million, and accounts payable and other accrued liabilities of $198 million.  The majority of these operations are expected to be transferred to AbbVie by the end of 2014.

Prior to the separation on January 1, 2013, the historical financial statements of AbbVie were prepared on a stand-alone basis and were derived from Abbott’s consolidated financial statements and accounting records as if the former research-based pharmaceutical business of Abbott had been part of AbbVie for all periods presented.  The combined financial statements reflected AbbVie’s financial position, results of operations and cash flows as its business was operated as part of Abbott prior to the distribution, in conformity with U.S. GAAP.  The historical financial statements also included an allocation of expenses related to certain Abbott corporate functions, including senior management, legal, human resources, finance, information technology and quality assurance.  These expenses were allocated to AbbVie based on direct usage or benefit where identifiable, with the remainder allocated on a pro rata basis of revenues, headcount, square footage, number of transactions or other measures.  AbbVie considers the expense allocation methodology and results to be reasonable.  However, the allocations may not be indicative of the actual expenses that would have been incurred had AbbVie operated as an independent, publicly-traded company for the periods presented.  These allocations totaled $197 million in the first quarter of 2012.

Note 1  Basis of Presentation

The principal business of AbbVie Inc. (AbbVie or the company) is the discovery, development, manufacture and sale of a broad line of proprietary pharmaceutical products. Substantially all of AbbVie's U.S. sales are to three wholesalers. Outside the United States, products are sold primarily to health care providers or through distributors, depending on the market served.

On January 1, 2013, AbbVie became an independent company as a result of the distribution by Abbott Laboratories (Abbott) of 100 percent of the outstanding common stock of AbbVie to Abbott's shareholders. AbbVie was incorporated in Delaware on April 10, 2012. Abbott's Board of Directors approved the distribution of its shares of AbbVie on November 28, 2012. AbbVie's Registration Statement on Form 10 was declared effective by the U.S. Securities and Exchange Commission on December 7, 2012. On January 1, 2013, Abbott's shareholders of record as of the close of business on December 12, 2012, received one share of AbbVie common stock for every one share of Abbott's common stock held as of the record date. AbbVie's common stock began trading "regular-way" under the ticker symbol "ABBV" on the New York Stock Exchange on January 2, 2013.

The accompanying combined financial statements have been prepared on a stand-alone basis and are derived from Abbott's consolidated financial statements and accounting records as if the former research-based pharmaceutical business of Abbott had been part of AbbVie for all periods presented. The combined financial statements reflected AbbVie's financial position, results of operations and cash flows as its business was operated as part of Abbott prior to the distribution, in conformity with U.S. generally accepted accounting principles.

The combined financial statements included the allocation of certain assets and liabilities that have historically been held at the Abbott corporate level but which are specifically identifiable or allocable to AbbVie. Prior to 2012, cash and equivalents, short-term investments and restricted funds held by Abbott were not allocated to AbbVie unless those assets were held by an entity that was transferred to AbbVie. As of December 31, 2012, AbbVie's combined balance sheet reflected the direct holdings for AbbVie legal entities. All intracompany transactions and accounts have been eliminated. Prior to 2012, all intercompany transactions between AbbVie and Abbott were considered to be effectively settled in the combined financial statements at the time the transaction was recorded. As a result, the total net effect of settlement of these intercompany transactions was reflected in the combined statements of cash flows as a financing activity and in the combined balance sheet as net parent company investment in AbbVie. As of December 31, 2012, outstanding intercompany transactions between AbbVie and Abbott are reflected as Due from Abbott Laboratories and Due to Abbott Laboratories in the combined balance sheet.

AbbVie's combined financial statements included an allocation of expenses related to certain Abbott corporate functions, including senior management, legal, human resources, finance, information technology and quality assurance. These expenses have been allocated to AbbVie based on direct usage or benefit where identifiable, with the remainder allocated on a pro rata basis of revenues, headcount, square footage, number of transactions or other measures. AbbVie considers the expense allocation methodology and results to be reasonable for all periods presented. However, the allocations may not be indicative of the actual expenses that would have been incurred had AbbVie operated as an independent, publicly-traded company for the periods presented.

AbbVie employees participated in various benefit and stock-based compensation programs maintained by Abbott. A portion of the cost of those programs was included in AbbVie's financial statements. However, AbbVie's combined balance sheet does not include any equity related to stock-based compensation plans. See Note 9 and Note 10 for a further description of the accounting for post-employment benefits and stock-based compensation, respectively.